14. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Details
Loss and comprehensive loss for the year		$ (9,959,278)	$ (12,682,632)
Cash and cash equivalents	[1]	38,193,983	9,534,129
Total liabilities		$ 1,167,556	$ 749,934

[1]	5.CASH AND CASH EQUIVALENTS